CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Accounting profit	$ (42,101,000)	$ (44,475,000)	$ 33,900,000
Adjustments to reconcile profit (loss) [abstract]
Amortization and depreciation	120,920,000	140,782,000	95,245,000
Impairment losses	0	30,909,000	0
Changes in trade provisions	5,293,000	3,730,000	1,656,000
Changes in provisions	27,955,000	33,917,000	11,124,000
Share based payment expense	4,316,000	5,251,000	4,088,000
Grants released to income	(878,000)	(1,165,000)	(1,000,000)
Net losses on disposal of fixed assets	306,000	190,000	1,568,000
Net losses on disposal of financial assets	0	(2,000)	416,000
Adjustments For Finance Income	15,683,000	20,045,000	18,843,000
Adjustments For Finance Costs	70,293,000	68,085,000	45,612,000
Net foreign exchange differences	27,818,000	9,080,000	28,896,000
Change in fair value of financial instruments	0	0	0
Other adjustments to reconcile profit (loss)	(592,000)	(23,013,000)	(180,000)
Adjustments For Reconcile Profit (Loss)	239,748,000	247,719,000	168,582,000
Changes in working capital [abstract]
Adjustments for decrease (increase) in trade and other receivables	(2,205,000)	55,730,000	6,936,000
Adjustments for increase (decrease) in trade and other payables	(1,589,000)	(47,000)	259,000
Adjustments For Increase Decrease In Other Operating Payables	14,524,000	4,837,000	36,094,000
Increase (decrease) in working capital	10,730,000	60,520,000	43,289,000
Interest paid, classified as operating activities	46,199,000	48,737,000	49,477,000
Interest received, classified as operating activities	11,844,000	1,406,000	674,000
Income taxes paid (refund), classified as operating activities	11,222,000	31,308,000	20,446,000
Other inflows (outflows) of cash, classified as operating activities	(14,349,000)	(17,561,000)	(8,757,000)
Cash flows from (used in) operations before changes in working capital	(59,926,000)	(96,200,000)	(78,006,000)
Net cash flow from operating activities	126,991,000	46,524,000	81,187,000
Cash flows from (used in) investing activities [abstract]
Purchase of intangible assets, classified as investing activities	6,913,000	18,709,000	24,813,000
Purchase of property, plant and equipment, classified as investing activities	31,268,000	21,359,000	16,355,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	0	15,827,000	0
Proceeds From Disposals Of Property Plant And Equipment Intangible Assets Other Than Goodwill Investment Property And Other Noncurrent Assets	0	0	0
Net cash flow used in investment activities	(38,181,000)	(55,895,000)	(41,168,000)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings, classified as financing activities	121,771,000	173,717,000	58,462,000
Repayments of borrowings, classified as financing activities	70,543,000	101,479,000	81,675,000
Finance Lease Payables	48,947,000	56,088,000	0
Payments To Acquire Or Redeem Entitys Shares	1,328,000	11,141,000	8,178,000
Dividends Paid Classified As Financing Activities	0	0	2,318,000
Net cash flow provided by/(used in) financing activities	953,000	5,009,000	(33,709,000)
Cash and cash equivalents at beginning of year	124,706,000	133,526,000
Net increase in cash and cash equivalents	89,763,000	(4,362,000)	6,310,000
Effect of exchange rate changes on cash and cash equivalents	(5,475,000)	(4,458,000)	(14,546,000)
Cash and cash equivalents at end of year	$ 208,994,000	$ 124,706,000	$ 133,526,000